Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	¥ 379	¥ 29	¥ 48
Certain aircraft and buildings owned by the Group were pledged as collateral under certain loan arrangements	11,207	17,559
Property, plant and equipment where ownership certificates have not obtained	1,397	1,455
Aircrafts, engines and flight equipment, owned [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	¥ 379	¥ 29	¥ 48